INCOME TAX EXPENSES (Tax Rate Reconciliation) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
INCOME TAX EXPENSES [Abstract]
Income tax computed at PRC statutory tax rate (25%)	$ 3,550	22,029	(35,716)	(110,963)
Effect of different tax rates in different jurisdictions	(372)	(2,311)	(13,105)	(5,837)
Non-deductible expenses	202	1,251	757	191
Research and development super deduction	(2,186)	(13,562)
Effect of expired tax losses			452
Other adjustments	13	82	(238)	(100)
Changes in valuation allowance	(1,207)	(7,489)	47,850	116,709
Income Tax Expense (Benefit), Total